DERIVATIVE FINANCIAL INSTRUMENTS -Schedule of Detailed Information Gold Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	$ 162,935
Balance - end of year	230,881	$ 162,935
Greenstone | Contingent Liabilities
Derivative Financial Instruments [Line Items]
Balance - Beginning of year	86,223	11,279
Assumed on Acquisition	0	51,698
Settlement	(41,044)	0
Balance - end of year	94,328	86,223
Change in fair value	$ 49,149	$ 23,246